Proceeds from Sales of Available-for-sale Securities and Related Gross Realized Gains and Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales of available-for-sale securities	¥ 16,705	¥ 8,500	¥ 11,375
Gross realized gains	1,196	608	746
Gross realized losses	¥ 1,162	¥ 445	¥ 875